FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial expenses:
Loss related to non-hedging derivative instruments	$ (90)	$ (230)	$ 0
Interest	(262)	(278)	(415)
Amortization of marketable securities premiums and accretion of discounts, net	(853)	(1,094)	(820)
Exchange rate	(519)	0	(722)
Others	(283)	(286)	(205)
Financial expenses, Total	(2,007)	(1,888)	(2,162)
Financial income -
Gain related to non-hedging derivative instruments	0	0	196
Interest and others	1,847	2,302	1,770
Exchange rate	0	28	0
Financial income, Total	1,847	2,330	1,966
Financial Income, Net	$ (160)	$ 442	$ (196)